Income Taxes - Summary of Income Tax Benefit (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Federal
Current					$ 309,000
Deferred	$ 400,000		$ 1,200,000
State
Current						$ 800
Deferred			300,000
Change in valuation allowance					0	0
Income tax provision expense	$ (400,000)	$ 0	$ (1,500,000)	$ 0	$ 309,000	$ 800